S-K 1602(c) Dilution	Feb. 28, 2026 USD ($) $ / shares shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.36)	[1]
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	(1.53)	[1]
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.56
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.57
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.08
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.12
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.85
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.85
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	8.64	[1]
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	8.47	[1]
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.64
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.64
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.44
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.43
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.92
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.88
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.15
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.85
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 100,883,848
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,847,500
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,812,500	[2]
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
No Over-Allotment [Member] | No Redemption [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[3]
No Over-Allotment [Member] | No Redemption [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
No Over-Allotment [Member] | No Redemption [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(375,000)
No Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
No Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	75,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)	[4]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.47	[4]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.53	[4]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 5,000,008
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,259,116
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,812,500	[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (95,883,840)	[3]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(375,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	75,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,588,384
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.36
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 76,912,888
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,450,404
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,812,500	[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (23,970,960)	[3]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(375,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	75,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,397,096
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.43
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.57
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 52,941,928
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,053,308
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,812,500	[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (47,941,920)	[3]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(375,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	75,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,794,192
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.12
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 28,970,968
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,656,212
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,812,500	[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (71,912,880)	[3]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(375,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	75,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,191,288
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.15
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.85
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 115,696,348
Number Of Shares Used Line Items
Number of Shares Used Adjustment	14,733,750
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,625,000	[5]
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
Full Over-Allotment [Member] | No Redemption [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[6]
Full Over-Allotment [Member] | No Redemption [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
Full Over-Allotment [Member] | No Redemption [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
Full Over-Allotment [Member] | No Redemption [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	86,250
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)	[7]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.64	[7]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.36	[7]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 5,000,008
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,664,116
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,625,000	[5]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (110,696,340)	[6]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	86,250
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,069,634
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.64
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.35
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 88,022,263
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,966,342
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,625,000	[5]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (27,674,085)	[6]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	86,250
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,767,409
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.56
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 60,348,178
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,198,933
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,625,000	[5]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (55,348,170)	[6]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	86,250
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,534,817
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.08
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (115,594)
Net Tangible Book Value Adjusted | $	$ 32,674,093
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,431,525
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,625,000	[5]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	186,942
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds Subject To Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (83,022,255)	[6]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,875,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Units Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	272,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Common Shares Included In Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	86,250
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject To Redemption [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,302,226

[1]	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
[2]	Expenses applied against gross proceeds include offering expenses of 662,500 and underwriting commissions of $1,250,000 (excluding representative shares and any deferred underwriting compensation shares). See “Use of Proceeds.”
[3]	If we seek stockholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our insiders or their affiliates may purchase shares or rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of shares of common stock subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”
[4]	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
[5]	Expenses applied against gross proceeds include offering expenses of $662,500 and underwriting commissions of $1,250,000 (excluding representative shares and any deferred underwriting compensation shares). See “Use of Proceeds.”
[6]	If we seek stockholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our insiders or their affiliates may purchase shares or rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of shares of common stock subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”
[7]	The numbers set forth in this column assume that 9,588,384 public shares (or 11,069,634 public shares if the underwriters’ over-allotment option is exercised in full) are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.